Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted Profits Tax paid	$ 456		$ 87
Business combination total consideration transferred	500	$ 500
Definitive Agreement For Acquistion [Member] | Case Text [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Business combination total consideration transferred	650	650
Syndicated Credit Facility
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Gross loan commitments	2,000	2,000
Contingent liability for guarantees [member] | Three Times Square Associates Llc [Member] | Thomson Reuters and Rudin [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Notional amount	$ 415	$ 415
Borrowings term		3 years
Percentage of minimum economic exposure for the joint and several obligations	50.00%	50.00%
Contingent liability for guarantees [member] | Three Times Square Associates Llc [Member] | Thomson Reuters [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Percentage of guarantee	50.00%	50.00%
Contingent liability for guarantees [member] | Three Times Square Associates Llc [Member] | Rudin [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Percentage of guarantee	50.00%	50.00%